Net Income Per Share (Tables)	12 Months Ended
May. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Numerator used in basic and diluted net income per share:
Net income attributable to
New Oriental Education & Technology Group Inc.
Net income on continuing operation	136,676	215,704	193,013
Net income on discontinued operation	(407)	—	—

Net income available for future distribution	136,269	215,704	193,013

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	155,762,959	156,033,992	156,438,606

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,060,833	1,869,472	863,568

Weighted average common shares outstanding used in computing diluted net income per share	157,823,792	157,903,464	157,302,174

Net income from continuing operation per share
- Basic	0.88	1.38	1.23
- Diluted	0.87	1.37	1.23

Net income from discontinued operation per share
- Basic	(0.00)	—	—
- Diluted	(0.00)	—	—